Description of Business and Organization	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization

Note 1 - Description of Business and Organization

a. Company and Background

Youxin Technology Ltd. (“Youxin Technology”, or “Youxin Cayman”) was incorporated under the laws of the Cayman Islands on October 21, 2022 as an exempted company with limited liability. Youxin Cayman and its subsidiaries (collectively referred to as “the Company”) is a professional and highly intelligent PaaS (Platform as a Service) provider capable of providing customized system development services and subsequent services to its customers. The Company provides a comprehensive suite of products to give its clients an all-round view of their business operations in real time on multiple interfaces, allowing them to make critical business decisions anytime and anywhere. The Company’s products optimize the overall supply chain by streamlining the decision-making process, boosting efficiency and profitability. Through the acquisition of Celnet Technology Co., Ltd. (“Celnet BJ”) in October 2025, the Company has expanded its enterprise SaaS capabilities, strengthened its AI-driven innovation, and accelerated its growth in customer relationship management (CRM) services, positioning itself as a more comprehensive enterprise service provider.

Youxin Cayman is a holding company and has no substantial operations other than holding all of the outstanding share capital of Youxin Cloud (BVI) Ltd (“Youxin BVI”) established under the laws of the British Virgin Islands on November 10, 2022. Youxin BVI is also a holding company holding all of the outstanding share capital of Youxin Cloud (HK) Limited (“Youxin HK”) which was incorporated on December 13, 2022 under the laws of Hong Kong. Youxin HK is a holding company holding all of the equity of Hainan Youxin Mutual Enterprise Management Co., Ltd. (“WFOE”), which was incorporated on February 17, 2023 under the law of the People’s Republic of China (“the PRC”). The WFOE holds all of the equity of Guangzhou Youxin Technology Co., Ltd. (“Guangzhou Youxin”), the operating subsidiary which was established on March 12, 2018 under the law of the PRC.

Reorganization

In anticipation of an IPO of its equity securities, the Company undertook the following steps to effect a reorganization (the “Reorganization”):

● Step 1: Formation of Youxin Cayman, Youxin BVI, Youxin HK, and WFOE.

● Step 2: WFOE obtained 100.00% of the equity interests of Guangzhou Youxin on April 28, 2023.

Immediately before and after the Reorganization as described above, Youxin Cayman together with its subsidiaries were effectively controlled by the same controlling shareholders; therefore, the Reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a unaudited condensed consolidated basis for all periods to which such entities were under common control.

Initial Public Offering

On December 23, 2024, the Company closed its initial public offering (“IPO”) with issuance of 5,750 Class A ordinary shares, par value $0.04 per share, at $1,800.00 per share. The gross proceeds of this offering were approximately $10.4 million prior to deducting the underwriting discounts, commissions and other offering cost payable by the Company. Net proceeds received by the Company from its IPO were approximately $9.1 million. The Shares were previously approved for listing on the Nasdaq Capital and commenced trading under the ticker symbol “YAAS” on December 20, 2024. Upon the closing of the IPO on December 23, 2024, the Company issued to Aegis Capital Corp. (the “Representative”) warrants (the “Representative’s Warrants”) to purchase 288 Class A Ordinary Shares with no consideration.

September 2025 Public Offering

On September 8, 2025, the Company closed another public offering (the “September 2025 Public Offering”) of 53,571 units (the “Units”) at a public offering price of $112.00 per Unit, with each Unit consisting of: (i) one Class A Ordinary Share (the “Class A Shares”); (ii) one Series A Warrant to purchase one Class A Share (the “Series A Warrants”); (iii) one Series B Warrant to purchase such number of Class A Shares as determined in the Series B Warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”).

Each Series A Warrant is exercisable at an exercise price of $112.00 per share, and each Series B Warrant is exercisable at an exercise price of $0.004 per share. The Series A Warrants will be exercisable immediately and will expire five years after the closing date and the Series B Warrants will be exercisable immediately with no expiration.

Pursuant to the underwriting agreement, the Company also granted to the Underwriter an option to purchase up to 8,036 additional Class A Shares (representing 15.0% of the Units sold in the offering), and/or up to an additional 3,214,286 Series A Warrants and 3,214,286 Series B Warrants at the public offering price less underwriting discounts and commissions. The Underwriter may exercise this option in whole or in part at any time within forty-five (45) days after the date of the offering. The underwriter may exercise the over-allotment option with respect to Class A Shares only, warrants only, or any combination thereof. On September 5, 2025, the Underwriter partially exercised its over-allotment option and purchased additional 3,214,286 Series A warrants and additional 3,214,286 Series B Warrants for a total of 6,428,572 warrants at the public offering price of $0.00001 per warrant in total consideration of $64.29.

Gross proceeds of the September 2025 Public Offering, together with the partial exercise of the over-allotment option, were approximately $6.0 million, before deducting underwriting fees and other offering costs payable by the Company. Net proceeds received by the Company were approximately $5.3 million.

During the year ended September 30, 2025, the exercise of Series A Warrants and Series B Warrants have resulted in the issuance of 167,236 Class A ordinary shares and 182,790 Class A Ordinary Shares, respectively. Net proceeds from the exercise of Series A Warrants and Series B Warrants were approximately $4.5 million and $731, respectively.

Reverse share split

On August 25, 2025, the Company’s shareholders and Board of Directors approved an 1-for-80 reverse share split of the Company’s issued and outstanding and authorized and unissued Class A ordinary shares, with an effective date of September 30, 2025. Following the reverse split, the authorized share capital was amended as follows, while the total authorized share capital remained $50,000:

(i) Class A Ordinary Shares: from 400,000,000 shares with a par value of $0.0001 per share to 5,000,000 shares with a par value of $0.008 per share;

(ii) Class B Ordinary Shares: remained at 100,000,000 shares with a par value of $0.0001 per share.

All share and per share information has been retroactively adjusted to reflect the reverse share split for all periods presented.

Share Consolidation Authorization

On August 25, 2025, the Company, held its extraordinary general meeting, at which the Company’s shareholders approved by ordinary resolution authorizing the board of directors of the Company (the “Board”) to conduct a share consolidation of the Company’s issued and outstanding and authorized and unissued Class A ordinary shares of the Company, at the exact consolidation ratio and effective time as the Board may determine from time to time in its absolute discretion. That authorization permits the Board to effect one or more share consolidations at any one time or multiple times during the two-year period following the extraordinary general meeting, provided that the cumulative consolidation ratio for all such share consolidations does not exceed 1-for-4,000. The Company’s shareholders also approved, by special resolution, that an amended and restated memorandum of association reflecting such reverse split upon its relevant effective date be approved.

Acquisition of Celnet

On October 29, 2025, the Company completed the acquisition (the “Celnet Acquisition”) of 51% of the equity interests of Celnet Technology Co., Ltd. (“Celnet BJ”), a provider of information integration and management solutions and the largest Salesforce.com partner in China, and its wholly-owned subsidiary Celnet Technology (HK) Limited (“Celnet HK”). The total purchase consideration for the acquisition was approximately $0.7 million in cash, subject to certain adjustments, plus potential equity and cash incentives contingent upon the achievement of performance targets. The Celnet Acquisition was accounted for using the acquisition method of accounting in accordance with U.S. GAAP.

As a result of the Celnet Acquisition, Celnet BJ and Celnet HK became subsidiaries of the Company.

Amendment of Authorized Share Capital

On December 9, 2025, the Company further amended its authorized share capital. The number of authorized Class A Ordinary Shares increased from 5,000,000 shares to 204,750,000 shares, and the number of authorized Class B Ordinary Shares was decreased from 100,000,000 shares to 20,000,000 shares.

Share Consolidation Approval

On July 13, 2026, the Board determined and approved a share consolidation at a ratio of one-for-five (the “Share Consolidation”), with an effective date of July 30, 2026, pursuant to the authorization granted by the shareholders at the extraordinary general meeting held on August 25, 2025.

Following the Share Consolidation, the number of authorized Class A Ordinary Shares was reduced from 204,750,000 shares with a par value of $0.008 per share to 40,950,000 shares with a par value of $0.04 per share.

As of the issuance date of the condensed consolidated financial statements, the details of the Company’s subsidiaries are as follows:

Name of Entity	Incorporation Date	Background	Ownership	Principal activities
Youxin Cloud (BVI) Ltd (“Youxin BVI”)	November 10, 2022	British Virgin Islands (“BVI”) Company	Youxin Cayman (100% Hold)	Holding company

Youxin Cloud (HK) Limited (“Youxin HK”)	December 13, 2022	Hong Kong (“HK”) Limited Company	Youxin BVI (100% Hold)	Holding company

Hainan Youxin Mutual Enterprise Management Co., Ltd. (“WFOE”)	February 17, 2023	The People’s Republic Of China (“PRC”) Company	Youxin HK (100% Hold)	Holding company

Guangzhou Youxin Technology Co., Ltd. (“Guangzhou Youxin”)	March 12, 2018	The People’s Republic Of China (“PRC”) Company	WFOE (100% Hold)	PaaS and SaaS products

Celnet Technology Co., Ltd. (“Celnet BJ”)	April 19, 2012	The People’s Republic Of China (“PRC”) Company	Youxin Cayman (51% Hold)	PaaS and SaaS products

Celnet Technology (HK) Limited (“Celnet HK”)	July 12, 2016	Hong Kong (“HK”) Limited Company	Celnet BJ (100% Hold)	PaaS and SaaS products